Equity - Schedule of Earnings Per Share (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended				12 Months Ended
	Jun. 28, 2013 USD ($)	Jun. 28, 2013 RUB	Feb. 15, 2013 USD ($)	Jun. 06, 2012 USD ($)	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)
Equity [Abstract]
Net (loss) income from continuing operations					$ (1,564,396)		$ (1,059,046)		$ 831,473
Less: Net income from continuing operations attributable to noncontrolling interests					(5,543)		(23,510)		(76,252)
Dividends paid on preferred stock	(127)	(4,163)		(79,056)	(127)		(79,056)		(78,281)
Net (loss) income from continuing operations attributable to common shareholders of Mechel OAO					(1,570,066)		(1,161,612)		676,940
Total weighted average number of shares outstanding during the period					416,270,745		416,270,745		416,270,745
(Loss) earnings per share from continuing operations (in U.S. dollars)					$ (3.77)		$ (2.79)		$ 1.63
Net loss from discontinued operations					(1,358,571)	[1]	(605,839)	[1]	(28,026)	[1]
Less: Net loss from discontinued operations attributable to noncontrolling interests			37,728		496		23,827		690
Net loss from discontinued operations attributable to common shareholders of Mechel OAO					$ (1,358,075)		$ (582,012)		$ (27,336)
Total weighted average number of shares outstanding during the period					416,270,745		416,270,745		416,270,745
Loss per share effect of discontinued operations (in U.S. dollars)					$ (3.26)		$ (1.40)		$ (0.07)

[1]	See Note 3(c)